Regulatory Requirements (Narrative) (Details)	Mar. 31, 2011 USD ($)	Mar. 31, 2011 SGD	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Nomura Securities [Member]	Mar. 31, 2010 Nomura Securities [Member]
Capital adequacy conversion factor	12.5	12.5	12.5
Capital adequacy ratio	8.00%	8.00%	8.00%		120.00%	120.00%
Segregated bonds	$ 4,771,000,000		¥ 394,863,000,000	¥ 305,017,000,000
Segregated equities
Quantified total of business risk	120.00%	120.00%	120.00%
Net capital defined under the alternative method	1,000,000
Percentage of total risk margin requirement	8.00%	8.00%	8.00%
Ratio of net capital under the alternative method	2.00%	2.00%	2.00%
Minimum capital required		3,000,000